Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases Tables [Abstract]
Schedule of right-of-use assets and lease liabilities recognized and movements
Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2022 and 2021
:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2020	3,879	4,336
Additions	316	316
Disposals	(40)	(43)
Depreciation	(725)	—
Interest expense	—	243
Payments	—	(904)

Balance, as at December 31, 2021	3,430	3,948
Impairment	(78)	—
Depreciation	(730)	—
Interest expense	—	212
Payments	—	(880)

Balance, as at December 31, 2022	2,622	3,280

Schedule of consolidated statement of operations and comprehensive loss

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Depreciation of right-of-use assets	730	725	642
Interest expense on lease liabilities	212	243	272
Expenses relating to short term leases	478	436	39
Impairment	78	—	—
Variable lease payments	505	453	516

Total	2,003	1,857	1,469